Expense Example - Class K - iShares MSCI EAFE International Index Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51